Finance Income And Costs	12 Months Ended
Dec. 31, 2024
Disclosure Of Finance Income And Costs [Abstract]
Finance Income and Costs	Finance Income and Costs
Details of finance income and costs for the years ended December 31, 2024, 2023 and 2022 are as follows:

	2024		2023		2022
	(In millions of Korean won)
Finance income
Interest income	₩	17,059	₩	11,492	₩	4,501
Unrealized foreign currency gain	3,579		1,417		689
Gain on foreign currency transactions	10,251		10,358		10,763
Total	₩	30,889	₩	23,267	₩	15,953
Finance costs
Unrealized foreign currency loss	₩	2,026	₩	1,595	₩	1,311
Loss on foreign currency transactions	7,765		13,178		9,341
Interest expense	135		162		127
Total	₩	9,926	₩	14,935	₩	10,779